Note 14 - Income on Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of income related to exploration and evaluation assets [text block]
Year ended December 31,
2017	2016	2015
$0	$0	$32,920
$0	$0	$32,920